Convertible loans (Tables)	3 Months Ended
Mar. 31, 2023
Financial Instruments [Abstract]
Schedule of Derivative Option and Convertible Loan
The following table summarizes the changes in fair value income of the embedded conversion option derivatives during the three months ended March 31, 2022:

Three months ended March 31,
(in KUSD)	2022
Deerfield First Tranche	9,518
Deerfield Second Tranche - after FDA approval	6,337
Total	15,855

Schedule of key inputs used for valuation
The Company used an independent valuation firm to assist in calculating the fair value of the warrant obligations, using the Black-Scholes option-pricing model. Key inputs for the valuation of the warrant obligations as of March 31, 2023 were as follows:

	As of	As of
	March 31, 2023	December 31, 2022
Exercise price in USD	8.30	8.30
Share price in USD	1.95	3.84
Risk-free interest rate	3.7%	4.0%
Expected volatility	80%	80%
Expected term (months)	52.5 months	55.5 months
Dividend yield	—	—
Black-Scholes value in USD	0.64	1.89
Key inputs for the valuations as of March 31, 2022 was as follows:
Deerfield First Tranche

As of
March 31, 2022
Exercise price at 130% of the IPO price of 19.00, in USD	24.70
Forced conversion price, in USD	67.93
Share price in USD	14.69
Risk-free interest rate	2.4%
Expected volatility	76%
Expected term (months)	37.0 months
Dividend yield	—
Recovery rate	5%
Implied bond yield	10.3%

Deerfield Second Tranche

As of
March 31, 2022
Exercise price in USD	28.07
Forced conversion price, in USD	77.19
Share price in USD	14.69
Risk-free interest rate	2.4%
Expected volatility	76%
Expected term (months)	37.0 months
Dividend yield	—
Recovery rate	5%
Implied bond yield	10.3%

Schedule of borrowings
The following table summarizes the interest expense recorded on the convertible loan for the three months ended March 31, 2022:

Three months ended March 31,
(in KUSD)	2022
Deerfield First Tranche	2,219
Deerfield Second Tranche	803
Total	3,022
The table below provides a rollforward of the Company’s debt obligation relating to the royalty purchase agreement.

(in KUSD)
January 1, 2022	225,477
Less: royalty payments	10,998
Plus: interest expense	23,200
Less: cumulative catch-up adjustment, Financial income	15,402
December 31, 2022	222,277
Less: royalty payments	4,885
Plus: interest expense	5,746
Less: cumulative catch-up adjustment, Financial income	129
March 31, 2023	223,009